SHARE CAPITAL (Tables)	12 Months Ended
May 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of Detailed Information About Stock Options Outstanding [Table Text Block]
Number of Options	Weighted Average Exercise Price	Weighted Average Life (years)	Expiry Date
848,659	$2.1125	5.91	April 30, 2031
356,463	$2.3400	6.72	February 20, 2032
123,077	$2.2750	7.05	June 20, 2032
611,931	$3.2500	2.58	December 29, 2027
175,386	$3.5425	3.28	September 11, 2028
69,231	$3.5425	3.49	November 29, 2028
92,308	$4.1600	0.66	January 29, 2026
776,168	$6.5000	4.18	August 6, 2029
270,000	$9.0000	4.62	January 15, 2030
3,323,223	$4.0988	4.58

Disclosure of Detailed Information About Incentive Stock Options [Table Text Block]
	May 31, 2025		May 31, 2024
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding beginning of year	2,454,940	$2.7107	2,225,860	$2.5029
Granted	1,136,169	7.1821	436,004	3.7278
Exercised	(206,378)	4.0335	(188,462)	2.5279
Cancelled	(61,508)	5.8689	(18,462)	3.5425
Outstanding, end of year	3,323,223	$4.0988	2,454,940	$2.7107
Exercisable, end of year	2,569,926	$3.2297	2,205,637	$2.6288
Weighted average life (years)	4.58		5.71

Disclosure of Detailed Information About Fair Value of Stock Options Granted [Table Text Block]
Risk-free interest rate	from 3.02% to 3.14%
Expected life	from 1 to 5 years
Expected volatility	from 54.41% to 64.16%
Dividend rate	Nil

Disclosure of Detailed Information About Share Purchase Warrants Issued [Table Text Block]
Description	Expiry Date	Outstanding at May 31, 2025	Exercise price	Term (years)
June 2024 Share Warrants	June 17, 2026	324,797	$ 5.200	2
June 2024 Finder Warrants	June 17, 2026	20,876	$ 5.200	2
November 2024 Share Warrants	November 7, 2029	53,181	US $ 4.675	5
Total outstanding and exercisable		398,854
Weighted average exercise price and remaining term (in years)			$ 5.3643	1.4991

Disclosure of Detailed Information About Number of Share Purchase Warrants [Table Text Block]
Total
Outstanding and exercisable, May 31, 2023	3,506,854
Cancelled/Expired/Exercised	(1,881,667)
Outstanding and exercisable, May 31, 2024	1,625,187
Issued	493,076
Cancelled/Expired/Exercised	(1,719,409)
Outstanding and exercisable, May 31, 2025	398,854

Disclosure of Detailed Information About Fair Value of Share Purchase Warrants Issued [Table Text Block]
Risk-free interest rate	from 2.84% to 3.85%
Expected life	from 2 to 5 years
Expected volatility	from 50.35% to 64.63%
Dividend rate	Nil